Cover	Oct. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2024
File Number	333-275161
Registrant Name	E-SMART CORP.
Entity Central Index Key	0001995920
Tax Identification Number	35-2810816
Incorporation State	NV
Address Line1	7311 Oxford Ave
Address City	Philadelphia
Address State	PA
Address Posta Zip Code	19111
City Area Code	620
Local Phone Number	3079197
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging Growth Company	true
extended transition period	false